ACQUISITION	6 Months Ended
Jun. 30, 2026
ACQUISITION
ACQUISITION

NOTE 15: ACQUISITION

Harry Kahn Associates, Inc. Acquisition

On April 3, 2026, the Company acquired 100% of the outstanding shares of Harry Kahn Associates, Inc. (“HKA”), which became a wholly owned subsidiary of the Company. The aggregate purchase consideration was $249,000 consisted of 12,500 shares of the Company’s common stock with an acquisition-date fair value of approximately $77,110, based on a share price of approximately $6.17 per share. The purchase consideration also included $200,000 of future consideration payable to the former shareholders of HKA within one year following the acquisition date. As the payment obligation was not contingent upon the occurrence of a future event, the future consideration was discounted to its acquisition-date fair value of approximately $172,000 using a discount rate of 16.0%.

No cash consideration was paid to the sellers, and the Company assumed certain third-party liabilities as describe in purchase price allocation below. Acquisition-related costs were expensed as incurred and were not material to the Company’s condensed consolidated financial statements.

HKA is a leading provider of logistics support analysis databases, technical manuals, and training materials for the U.S. Department of Defense, the U.S. Coast Guard, and major defense OEMs including Boeing, Northrop Grumman, and Lockheed Martin. HKA has maintained an uninterrupted contracting relationship with the Naval Air Systems Command since 1976, holds ISO 9001:2015 certification for technical data development, and has supported programs across all branches of the U.S. military.

The acquisition expands the Company’s technology platform into the defense and government infrastructure market, positioning Keen Labs’ AI and data analytics capabilities to address predictive maintenance, lifecycle sustainment, and logistics intelligence applications across mission-critical military systems. Management believes that HKA’s established government relationships and structured operational datasets, together with the Company’s technology platform, may provide opportunities for growth in the global defense sustainment market.

Presented below is the preliminary purchase price allocation for the acquisition:

HKA
Date of Acquisition	April 03, 2026
Cash and cash equivalents	$25,268
Accounts receivables, net	62,481
Prepaid expenses	5,663
Contract assets	194,028
Fixed assets, net	1,142
Right of use assets	31,119
Intangible Assets	327,000
Goodwill	316,822
Total assets acquired	963,523
Accounts payable	23,938
Accrued expenses	46,671
Line of credit	315,093
Contract liabilities	61,863
Other current liabilities	36,473
Operating lease liabilities	26,889
Note payable	203,072
Total liabilities assumed	713,999
Net assets acquired	$249,524

The purchase price allocation is preliminary as the Company is finalizing the valuation of certain identifiable intangible assets and working capital balances. The Company expects to complete the valuation during the measurement period, which will not exceed one year from the acquisition date.

The preliminary fair values and estimated useful lives of the identifiable intangible assets acquired are as follows:

		Estimated Useful
Identifiable Intangible Assets	Fair Value	Life (Years)
Technology	$274,000	15
Customer relationships	9,000	5
Trade names	44,000	5
Total fair value of intangible assets	$327,000

The fair values of the identifiable intangible assets acquired were estimated using income-based valuation approaches. The fair value of the acquired technology was estimated using the multi-period excess earnings method, which reflects the present value of the after-tax cash flows attributable to the technology after deducting contributory asset charges. The fair value of customer relationships was estimated using the with-and-without method, which reflects the present value of the incremental cash flows attributable to the existing customer relationships. The fair value of the trade name was estimated using the relief-from-royalty method, which reflects the present value of the after-tax royalty savings attributable to ownership of the trade name. The acquisition has been accounted for using the acquisition method in accordance with ASC 805, Business Combinations.

Further, in accordance with ASC 280, Segment Reporting, the acquisition did not result in the identification of a new reportable segment considering it had insignificant operations since acquisition through June 30, 2026, therefore, the Company has concluded that HKA is included within “Others” segment.

HKA has contributed approximately $182,000 and $128,000 of revenue and net loss respectively from the acquisition date through June 30, 2026.